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                      METLIFE INVESTORS INSURANCE COMPANY
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT ONE

               METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                  METLIFE INVESTORS VARIABLE LIFE ACCOUNT FIVE

                       SUPPLEMENT DATED JANUARY 16, 2004,
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

The MetLife Investors Insurance Company and MetLife Investors Insurance Company of California (the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Companies to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds") as shown below. To the extent that a Replacement Fund is not currently available as an investment option under your Policy, such Replacement Fund will be added as an investment option on or before the date of the substitution.

The Companies believe that the proposed substitutions are in the best interest of Policyholders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Companies will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed substitutions will occur on or about May 1, 2004.

The proposed substitutions and respective advisers and/or sub-advisers are:

EXISTING FUND AND CURRENT ADVISER                      REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)
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AIM V.I. Premier Equity Fund (Class I)                 Lord Abbett Growth and Income Portfolio (Class A)
(AIM Advisors, Inc.) ("AIM")                           (Lord Abbett & Co. LLC) ("Lord Abbett")
     AND
Mutual Shares Securities Fund (Class 1)
(Franklin Mutual Advisers, LLC) ("Franklin")
     AND
Oppenheimer Main Street Fund/VA
(OppenheimerFunds, Inc.) ("Oppenheimer")            ->
     AND
Goldman Sachs Growth and Income Fund
(Goldman Sachs Asset Management)
     AND
Putnam VT New Value Fund (Class IA)
(Putnam Investment Management, LLC) ("Putnam")
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Putnam VT International New Opportunities Fund         MFS Research International Portfolio (Class A)
(Class IA) (Putnam)                                    (Massachusetts Financial Services Company) ("MFS")
     AND
Goldman Sachs International Equity Fund
(Goldman Sachs Asset Management International)      ->
     AND
Newport Tiger Fund (Class A)
(Liberty Advisory Services Corp.;
Sub-adviser: Newport Fund Management, Inc.)
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MFS Research Series (Initial Class) (MFS)           -> Oppenheimer Capital Appreciation Portfolio (Class A)
                                                       (Oppenheimer)
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Oppenheimer High Income Fund/VA                     -> Lord Abbett Bond Debenture Portfolio (Class A)
(Oppenheimer)                                          (Lord Abbett)
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Oppenheimer Strategic Bond Fund/VA                  -> PIMCO Total Return Portfolio (Class A)
(Oppenheimer)                                          (Pacific Investment Management LLC)
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AllianceBerstein Premier Growth Portfolio (Class A) -> Janus Aggressive Growth Portfolio (Class A)
(Alliance Capital Management, L.P.)                    (Janus Investment Management LLC)
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Franklin Small Cap Fund (Class 1)                   -> T. Rowe Price Small Cap Growth Portfolio (Class A)
(Franklin)                                             (T. Rowe Price Associates, Inc.) ("T. Rowe Price")
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MFS Emerging Growth Series (Initial Class)          -> T. Rowe Price Large Cap Growth Portfolio (Class A)
(MFS)                                                  (T. Rowe Price)
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MFS Strategic Income Series (Initial Class)         -> Salomon Brothers Strategic Bond Opportunities
(MFS)                                                  Portfolio (Class A)
                                                       (Salomon Brothers Asset Management Inc.)
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Oppenheimer Bond Fund/VA                            -> State Street Research Bond Income Portfolio (Class A)
(Oppenheimer)                                          (State Street Research & Management Company)
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


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Please note that:

o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

o The elections you have on file for allocating your account value, premium payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

o You may transfer amounts in your Policy among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Policy.

o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

o On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

o    There will be no tax consequences to you.

The Companies expect to complete the substitutions after the approval of the SEC. Approval of some portions of the substitutions may also be required from certain state insurance authorities. Following the substitutions, we will send you a prospectus for the Replacement Funds in the Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact us at 1-877-357-4419 if you have any questions.